Guarantees, Commitments and Pledged Assets - Summary of Other Indirect Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	$ 264,126	$ 251,097
Commercial letter of credit [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	811	1,046
Commitments to extend credit original term to maturity of one year or less [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	70,862	75,033
Commitments to extend credit original term to maturity of more than one year [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	141,011	122,407
Securities lending [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	50,300	51,723
Securities purchase and other commitment [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	$ 1,142	$ 888